INCOME TAX - Schedule of Reconciliation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal U.S. statutory rate			21.00%	21.00%	21.00%
Foreign inclusion, net of foreign tax credits			2.20%	8.50%	(14.00%)
Foreign income taxes			1.80%	2.60%	(1.60%)
Uncertain tax positions			0.90%	0.50%	(1.80%)
State income taxes, net of federal income tax benefit			0.40%	3.70%	(15.60%)
Nondeductible executive compensation			0.40%	1.30%	(9.80%)
Share-based compensation expense			0.20%	1.20%	(3.10%)
Net gain on dispositions and liquidations			0	0.062	(0.249)
Goodwill impairment			0.00%	0.00%	(161.90%)
Valuation allowance			(0.30%)	(0.60%)	(0.30%)
Foreign-derived intangible income deduction			(0.50%)	(0.60%)	5.40%
Tax credits			(3.40%)	(6.60%)	29.80%
Foreign interest income not subject to tax			(7.50%)	(13.70%)	62.10%
Other			0.10%	0.40%	(1.70%)
Effective tax rate	16.60%	2.80%	15.30%	23.90%	(116.40%)